Property, plant and equipment - Summary of property, plant and equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	$ 62,093	$ 58,855
Adjustment on currency translation (c)	(4,157)	3,381
Adjustments to capitalised closure costs	486	710
Amounts capitalised	296	224	$ 111
Additions	5,301	4,751
Depreciation for the year (a) (e)	(3,882)	(4,198)	(4,567)
Impairment charges (f)	(130)	(435)
Disposals	(130)	(123)
Subsidiaries no longer consolidated (g)	(3,386)	(749)
Transfers and other movements (h)	(130)	(323)
Property, plant and equipment at end of period	56,361	62,093	58,855
Non-current assets held under finance leases (i)	31	37
Non-current assets pledged as security (j)	13,221	12,303
Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	115,889
Property, plant and equipment at end of period	104,294	115,889
Accumulated amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(53,796)
Property, plant and equipment at end of period	(47,933)	(53,796)
Mining properties and leases [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	11,488	10,848
Adjustment on currency translation (c)	(689)	495
Adjustments to capitalised closure costs	486	710
Additions	403	230
Depreciation for the year (a) (e)	(664)	(673)
Impairment charges (f)	(3)	(304)
Disposals	(1)
Subsidiaries no longer consolidated (g)	(1,103)	(211)
Transfers and other movements (h)	1,146	393
Property, plant and equipment at end of period	11,063	11,488	10,848
Non-current assets pledged as security (j)	3,054	3,307
Mining properties and leases [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	24,691
Property, plant and equipment at end of period	23,318	24,691
Mining properties and leases [member] | Accumulated amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(13,203)
Property, plant and equipment at end of period	(12,255)	(13,203)
Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	7,376	7,316
Adjustment on currency translation (c)	(548)	461
Additions	80	41
Depreciation for the year (a) (e)	(382)	(403)
Impairment charges (f)	(20)	(2)
Disposals	(54)	(57)
Subsidiaries no longer consolidated (g)	(377)	(95)
Transfers and other movements (h)	188	115
Property, plant and equipment at end of period	6,263	7,376	7,316
Non-current assets pledged as security (j)	385	410
Land and buildings [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	12,029
Property, plant and equipment at end of period	10,601	12,029
Land and buildings [Member] | Accumulated amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(4,653)
Property, plant and equipment at end of period	(4,338)	(4,653)
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	36,285	35,706
Adjustment on currency translation (c)	(2,671)	2,242
Additions	459	646
Depreciation for the year (a) (e)	(2,836)	(3,122)
Impairment charges (f)	(101)	(128)
Disposals	(71)	(40)
Subsidiaries no longer consolidated (g)	(1,392)	(417)
Transfers and other movements (h)	2,346	1,398
Property, plant and equipment at end of period	32,019	36,285	35,706
Non-current assets held under finance leases (i)	31	37
Non-current assets pledged as security (j)	5,194	5,308
Plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	71,903
Property, plant and equipment at end of period	63,051	71,903
Plant and equipment [member] | Accumulated amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(35,618)
Property, plant and equipment at end of period	(31,032)	(35,618)
Capital works in progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	6,944	4,985
Adjustment on currency translation (c)	(249)	183
Amounts capitalised	296	224
Additions	4,359	3,834
Impairment charges (f)	(6)	(1)
Disposals	(4)	(26)
Subsidiaries no longer consolidated (g)	(514)	(26)
Transfers and other movements (h)	(3,810)	(2,229)
Property, plant and equipment at end of period	7,016	6,944	$ 4,985
Non-current assets pledged as security (j)	4,588	3,278
Capital works in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	7,266
Property, plant and equipment at end of period	7,324	7,266
Capital works in progress [member] | Accumulated amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(322)
Property, plant and equipment at end of period	$ (308)	$ (322)